Other Income/Expenses - Summary of Finance Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income [abstract]
Waiving of fines and penalties on loans and finance leases	₽ 264	₽ 992
Interest income from investments	158	177	₽ 134
Remeasurement of fair value of financial instruments	197
Income from the discounting of financial instruments	14	7	49
Total	₽ 633	₽ 1,176	₽ 183